REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests
	Year Ended December 31,
	2025	2024
Balance as of the beginning of the year	$90,737	$93,521
Net Income (loss)	(3,780)	341
Other Comprehensive Income - Translation adjustment	66	(47)
Paid dividend	-	(3,078)
Balance as of the end of the year	$87,023	$90,737